Earnings/(Loss) Per Share	12 Months Ended
Aug. 31, 2022
Earnings Per Share [Abstract]
Earnings/(Loss) Per Share
14.	Earnings/(Loss) Per Share

The following table sets forth the computation of basic and diluted net income per share for the following periods:

	As of August 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Numerator:
Net income/(loss) from continuing operations attributable to ordinary shareholders for computing net income per ordinary share - basic and diluted.	(193,933)	(109,914)	(417,307)	(60,575)
Net income/(loss) from discontinued operations	(574,709)	(4,915,580)	(782,685)	(113,614)
Net income/(loss) attributable to ordinary shareholders for computing net income per ordinary share - basic and diluted-discontinued operations	(535,896)	(4,877,653)	(746,267)	(108,328)
Denominator:
Weighted average number of shares used in calculating net income/(loss) per ordinary share - basic (in millions of shares)	6,443	6,612	11,082	11,082
Incremental weighted-average ordinary shares from assumed exercise of share options and vesting of restricted shares using the treasury stock method (in millions of shares)	-	-	-	-
Weighted average number of shares used in calculating net income/(loss) per ordinary share - diluted (in millions of shares)	6,443	6,612	11,082	11,082
Earnings/(loss) per share – basic & diluted for continuing operations	(0.0301)	(0.0166)	(0.0377)	(0.0055)
Earnings/(loss) per share – basic & diluted for discontinued operations	(0.0832)	(0.7377)	(0.0673)	(0.0098)

No adjustments were made to the basic earnings/(loss) per share amounts presented for the year ended August 31, 2021 and August 31, 2022 as the impact of the outstanding share options and restricted shares and convertible senior notes in the relevant periods were anti-dilutive.